Income Taxes (Schedule of Change in Deferred Income Tax Liabilities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	$ 291.0	$ 284.1
Deferred income tax liability recognized on Richmont Mines acquisition (note 5)	201.5	0.0
Deferred income tax (recovery) expense recognized in net earnings (loss)	(16.3)	6.5
Deferred income tax expense recognized in OCI	3.5	0.4
Deferred income tax recovery recognized in equity	(2.7)	0.0
Balance, end of year	$ 477.0	$ 291.0